TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2015	2016
	(EUR in millions)
Debt securities issued by other governments and public sector entities	151	269
Greek treasury bills	1,858	1,492
Foreign treasury bills	85	65
Debt securities issued by foreign financial institutions	13	8
Corporate debt securities issued by Greek companies	38	23
Equity securities issued by Greek companies	6	14
Equity securities issued by foreign companies	6	-
Mutual fund units	8	8
Total	2,165	1,879